UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                --------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC-BVI Partners
                  --------------------
Address:          747 Third Avenue
                  --------------------
                  27th Floor
                  --------------------
                  New York, NY  10017
                  --------------------

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
                  ----------------------------------
Title:            Vice President of Managing Partner
                  ----------------------------------
Phone:            (212)888-9100
                  ----------------------------------

Signature, Place, and Date of Signing:

  /s/ Neil H. Koffler                  New York, NY              May 16, 2005
  --------------------                --------------           ---------------
      [Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                              -----------

Form 13F Information Table Entry Total:           113
                                              -----------

Form 13F Information Table Value Total:          $50,543
                                              -----------
                                               (thousands)


List of Other Included Managers:

                                            NONE

                                 SC-BVI Partners
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2005


                                                                                                  ITEM 5:
                                          ITEM 2:                       ITEM 3:    ITEM 4:       Shares or
           ITEM 1:                       Title of                       Cusip       Fair         Principal
        Name of Issuer                    Class                         Number    Market Value    Amount
---------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                Common                        01407F103     259,875      49,500 SH
Anglo American Plc                      Sponsored ADR                 03485P102     537,750      22,500 SH
Arawak Energy Corp                      Common                        038743100     131,081      79,650 SH
Arizona Star Resources Corp             Common                        04059G106   1,652,234     337,480 SH
Armstrong Holdings Inc                  Common                        042384107      84,150      45,000 SH
Atlantic Coast Airline                  Common                        34407T104     428,619     337,495 SH
Auspex System Inc                       Common                        052116100       1,674     167,400 SH
Avalon Holdings Corp.                   Common                        05343P109      96,203      27,885 SH
Bankers Petroleum Ltd                   Common                        066286105     211,231     148,500 SH
Baycorp Holdings Ltd.                   Common                        072728108     343,604      25,623 SH
Berkeley Tech Inc.                      Sponsored ADR                 08437M107     300,915     194,139 SH
Breaker Energy Ltd                      Common - Class A              10637T106     152,580      45,000 SH
Breakwater Resources Ltd                Common                        106902307     146,238     304,880 SH
Bulldog Energy Inc                      Common - Class A              12021Y105      94,525      45,000 SH
Burst.com Inc.                          Common                        12284P106     151,200      90,000 SH
C1 Energy Ltd                           Common                        12617Y105   1,367,620     674,990 SH
Calvalley Petroleum Inc                 Common - Class A              131911109     206,542      67,500 SH
Canex Energy Inc                        Common                        137919106      53,961      22,500 SH
Canyon Resources Corp.                  Common                        138869300     151,020     217,250 SH
Canyon Resources Corp.                  Common                        138869300           0      75,000 Warrant
Centrex Inc.                            Common                        15640E103         169     112,500 SH
Chaus Bernard                           Common                        162510200      50,310      58,500 SH
Chief Consolidated Mining Co.           Common                        168628105      22,185     221,850 SH
Cinch Energy                            Common                        17185X108     455,900     225,010 SH
Claude Resources Inc                    Common                        182873109     686,611     675,000 SH
Coast Dental Services Inc.              Common                        19034H201      15,876       4,410 SH
Commerce Energy                         Common                        20061Q106         572         275 SH
Compton Petroleum Corp                  Common                        204940100   1,017,357     101,250 SH
Computer Horizon Corp                   Common                        205908106     656,971     179,992 SH
Comsys IT Partners Inc.                 Common                        20581E104     472,321      41,161 SH
Concord Camera Corp                     Common                        206156101     822,625     454,489 SH
Constellation Copper Corp               Common                        21036T100     130,251     175,000 SH
Constellation Copper Corp               Common                        21036T100       1,319     137,500 Warrant
Crystlex Inc                            Common                        22942F101   1,681,220     478,980 SH
Danielson Holding Corp                  Common                        236274106   5,692,500     330,000 Warrant
Defiant Resources Corp                  Common                        24477C107     318,162     134,990 SH
Del Glbl Technologies Corp.             Common                        245073101     390,521     123,975 SH
Domtar Inc                              Common                        257561100     475,875      56,250 SH
Dundee Precious Metals Inc              Common                        265269209     305,127      46,120 SH
Durban Roodeport  Deep                  Common                        26152H103     207,000     225,000 Warrant
Dynatec Corp                            Common                        267934107   1,071,225   1,136,250 SH
Empire Energy Corp.                     Common                        291645208       6,744      12,262 SH
Endocare Inc.                           Common                        26264P104   2,709,113     776,250 Warrant
ESG Re Ltd.                             Common                       000G312151      63,295     703,280 SH
European Goldfields Ltd                 Common                        298774100     103,829      50,220 SH
Fairmont Hotels & Resorts               Common                        305204109     186,247       5,620 SH
FNX Mining Co Inc.                      Common                        30253R101      72,569      11,250 SH
Gabriel Resources                       Common                        361970106     368,425     247,500 SH
Graftech International Ltd              Common                        384313102     331,329      58,230 SH
Industrias Bachoco                      Sponsored ADR                 456463108     908,240      61,785 SH
Integrated Telecom Exp Inc              Common                        45817U101      65,094     283,016 SH
Intervest Bancshares Corp               Common                        460927106      17,838         991 SH
Juina Mining Corp                       Common                        48131Q202       9,000     225,000 SH
Kereco Energy Ltd                       Common                        49206P103     110,208      11,700 SH
Ladenburg Thalmann Financial            Common                        50575Q102      13,036      19,170 SH
Liberty Homes Inc.                      Common - Class B              530582303      53,370       9,000 SH
Liberty Homes Inc.                      Common - Class A              530582204      99,000      19,800 SH
Lightning Energy Ltd                    Common                        53224U102     430,237     110,690 SH
Loon Energy Inc                         Common                        543921100     449,696     533,110 SH
M & F Worldwide Corp                    Common                        552541104   1,579,990     118,440 SH
Mair Holdings Inc                       Common                        560635104   1,839,930     207,667 SH
Masters Energy Inc                      Common                        576415103     316,353     112,510 SH


                                       3

MDU Communication Int'l Inc             Common                        582828109       6,184       9,000 Warrant
MDU Communication Int'l Inc             Common                        582828109   3,402,405   1,255,500 SH
Mediterranean Minerals Corp             Common                        58501P106       9,365     161,775 SH
Merita Savings Bank                     Common                        590007100     195,794      45,010 SH
Milagro Energy Inc                      Common                        59870P206      93,703      83,930 SH
MM Companies                            Common                        55310J107      75,087      62,055 SH
Molex Inc                               Common - Class A             6058554200   3,717,000     157,500 SH
Mutual Risk Mgmt Ltd.                   Common                        628351108      34,286   1,371,420 SH
NCRIC Group Inc                         Common                       628806P103     658,124      67,500 SH
Net2phone Inc                           Common                        64108N106      36,225      22,500 SH
Nevada Pacific Gold                     Common                        641398102     119,831     157,500 SH
Nevsun Resources Ltd                    Common                        64156L101     550,924     225,060 Warrant
New Valley Corp                         Common                        649080504     152,775      22,500 SH
Next Inc.                               Common                        65336T104     147,920     109,570 SH
Northern Orion Resources, Inc.          Common                        665575106     160,667      55,350 SH
Oakwood Homes                           Common                        674098207       1,152      23,040 SH
Orthodontic Center of America           Common                        68750P103     430,398     101,270 SH
Pacific NorthWest Capital  Corp.        Common                        694916107      55,682     149,625 SH
Peregrine Energy Ltd                    Common                        713655108      75,360      33,750 SH
Petrobank Energy & Resources            Common                        71645P106     286,553      90,000 SH
Pacific NorthWest Capital  Corp.        Common                        694916107           0      89,775 Warrant
PHH Corp                                Common                        693320202     523,349      23,930 Warrant
Pricesmart Inc.                         Common                        741511109     647,388      88,200 SH
Pricesmart Inc.                         Common Stock Purchase Rights  741511117      53,246     106,492 Rights
Prospec Resources Ltd                   Common                        743627101     133,229      45,000 SH
Queenstake Resources Ltd                Common                        748314101      56,506     257,840 SH
Read Rite Corp                          Common                        755246204         214     713,025 SH
Regency Affiliates Inc                  Common                        758847305       4,590         900 SH
St. Andrews Goldfields Ltd.             Common                        787188408          16     562,500 Warrant
Sasol Ltd                               Common                        803866300     277,763      11,250 SH
Scpie Holding Inc                       Common                        78402P104   3,003,414     272,295 SH
Shore Gold Inc                          Common                        824901102     104,759      22,500 SH
Silk Road Resources                     Common                        827101106           0      36,000 Warrant
Silk Road Resources                     Common                        827101106      40,490      72,000 SH
Simon Worldwide Inc.                    Common                        828815100      22,275     135,000 SH
Stone & Webster                         Common                        861572105      10,866      54,328 SH
Streettracks Gold Trust                 Common                        863307104     770,760      18,000 SH
Tahera Ltd.                             Common                        863307104      13,022      58,050 Warrant
Tata Motors Ltd                         Sponsored ADR                 876568502     109,125      11,250 SH
Tengasco Inc                            Common                        88033R205     611,290   2,445,160 SH
Terra Nova Gold Corp                    Common                        88100T100       3,360      18,900 SH
Thunder Energy                          Common                        885914101     173,801      26,270 SH
Touch America Holdings                  Common                        891539108       2,194     877,546 SH
Track Data Corp                         Common                        891918104      36,575      14,013 SH
Transglobe Energy                       Common                        893662106      72,755      11,250 SH
Trinity Plumas Capital Corp             Common                        89655R101     121,714     163,530 SH
Troy Group Inc                          Common                        89733N106      13,851       5,700 SH
Tusk Energy Corp                        Common                        900891102   1,339,630     337,475 SH
TXU Europe Capital I                    Preferred                     87316S203     418,992      79,055 SH
Veteran Resouces Inc                    Common                        92549V106     171,467     165,870 SH
West Energy Ltd                         Common                        952696102   1,018,729     241,180 SH
                                                                                 50,543,460

                             ** TABLE CONTINUED **

                                 SC-BVI Partners
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2005


                                                 ITEM 6:                                            ITEM 8:
                                           INVESTMENT DISCRETION                           VOTING AUTHORITY SHARES
                                                 (b) Shares                 ITEM 7:
           ITEM 1:                               as Defined   (c) Shared    Managers
        Name of Issuer                (a) Sole   in Instr. V      Other    See Instr. V   (a) Sole  (b) Shared  (c) None
------------------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                49,500       --           --         --             49,500     --         --
Anglo American Plc                      22,500       --           --         --             22,500     --         --
Arawak Energy Corp                      79,650       --           --         --             79,650     --         --
Arizona Star Resources Corp            337,480       --           --         --            337,480     --         --
Armstrong Holdings Inc                  45,000       --           --         --             45,000     --         --
Atlantic Coast Airline                 337,495       --           --         --            337,495     --         --
Auspex System Inc                      167,400       --           --         --            167,400     --         --
Avalon Holdings Corp.                   27,885       --           --         --             27,885     --         --
Bankers Petroleum Ltd                  148,500       --           --         --            148,500     --         --
Baycorp Holdings Ltd.                   25,623       --           --         --             25,623     --         --
Berkeley Tech Inc.                     194,139       --           --         --            194,139     --         --
Breaker Energy Ltd                      45,000       --           --         --             45,000     --         --
Breakwater Resources Ltd               304,880       --           --         --            304,880     --         --
Bulldog Energy Inc                      45,000       --           --         --             45,000     --         --
Burst.com Inc.                          90,000       --           --         --             90,000     --         --
C1 Energy Ltd                          674,990       --           --         --            674,990     --         --
Calvalley Petroleum Inc                 67,500       --           --         --             67,500     --         --
Canex Energy Inc                        22,500       --           --         --             22,500     --         --
Canyon Resources Corp.                 217,250       --           --         --            217,250     --         --
Canyon Resources Corp.                  75,000       --           --         --             75,000     --         --
Centrex Inc.                           112,500       --           --         --            112,500     --         --
Chaus Bernard                           58,500       --           --         --             58,500     --         --
Chief Consolidated Mining Co.          221,850       --           --         --            221,850     --         --
Cinch Energy                           225,010       --           --         --            225,010     --         --
Claude Resources Inc                   675,000       --           --         --            675,000     --         --
Coast Dental Services Inc.               4,410       --           --         --              4,410     --         --
Commerce Energy                            275       --           --         --                275     --         --
Compton Petroleum Corp                 101,250       --           --         --            101,250     --         --
Computer Horizon Corp                  179,992       --           --         --            179,992     --         --
Comsys IT Partners Inc.                 41,161       --           --         --             41,161     --         --
Concord Camera Corp                    454,489       --           --         --            454,489     --         --
Constellation Copper Corp              175,000       --           --         --            175,000     --         --
Constellation Copper Corp              137,500       --           --         --            137,500     --         --
Crystlex Inc                           478,980       --           --         --            478,980     --         --
Danielson Holding Corp                 330,000       --           --         --            330,000     --         --
Defiant Resources Corp                 134,990       --           --         --            134,990     --         --
Del Glbl Technologies Corp.            123,975       --           --         --            123,975     --         --
Domtar Inc                              56,250       --           --         --             56,250     --         --
Dundee Precious Metals Inc              46,120       --           --         --             46,120     --         --
Durban Roodeport  Deep                 225,000       --           --         --            225,000     --         --
Dynatec Corp                         1,136,250       --           --         --          1,136,250     --         --
Empire Energy Corp.                     12,262       --           --         --             12,262     --         --
Endocare Inc.                          776,250       --           --         --            776,250     --         --
ESG Re Ltd.                            703,280       --           --         --            703,280     --         --
European Goldfields Ltd                 50,220       --           --         --             50,220     --         --
Fairmont Hotels & Resorts                5,620       --           --         --              5,620     --         --
FNX Mining Co Inc.                      11,250       --           --         --             11,250     --         --
Gabriel Resources                      247,500       --           --         --            247,500     --         --
Graftech International Ltd              58,230       --           --         --             58,230     --         --
Industrias Bachoco                      61,785       --           --         --             61,785     --         --
Integrated Telecom Exp Inc             283,016       --           --         --            283,016     --         --
Intervest Bancshares Corp                  991       --           --         --                991     --         --
Juina Mining Corp                      225,000       --           --         --            225,000     --         --
Kereco Energy Ltd                       11,700       --           --         --             11,700     --         --
Ladenburg Thalmann Financial            19,170       --           --         --             19,170     --         --
Liberty Homes Inc.                       9,000       --           --         --              9,000     --         --
Liberty Homes Inc.                      19,800       --           --         --             19,800     --         --
Lightning Energy Ltd                   110,690       --           --         --            110,690     --         --
Loon Energy Inc                        533,110       --           --         --            533,110     --         --
M & F Worldwide Corp                   118,440       --           --         --            118,440     --         --
Mair Holdings Inc                      207,667       --           --         --            207,667     --         --
Masters Energy Inc                     112,510       --           --         --            112,510     --         --

                                       5

MDU Communication Int'l Inc              9,000       --           --         --              9,000     --         --
MDU Communication Int'l Inc          1,255,500       --           --         --          1,255,500     --         --
Mediterranean Minerals Corp            161,775       --           --         --            161,775     --         --
Merita Savings Bank                     45,010       --           --         --             45,010     --         --
Milagro Energy Inc                      83,930       --           --         --             83,930     --         --
MM Companies                            62,055       --           --         --             62,055     --         --
Molex Inc                              157,500       --           --         --            157,500     --         --
Mutual Risk Mgmt Ltd.                1,371,420       --           --         --          1,371,420     --         --
NCRIC Group Inc                         67,500       --           --         --             67,500     --         --
Net2phone Inc                           22,500       --           --         --             22,500     --         --
Nevada Pacific Gold                    157,500       --           --         --            157,500     --         --
Nevsun Resources Ltd                   225,060       --           --         --            225,060     --         --
New Valley Corp                         22,500       --           --         --             22,500     --         --
Next Inc.                              109,570       --           --         --            109,570     --         --
Northern Orion Resources, Inc.          55,350       --           --         --             55,350     --         --
Oakwood Homes                           23,040       --           --         --             23,040     --         --
Orthodontic Center of America          101,270       --           --         --            101,270     --         --
Pacific NorthWest Capital  Corp.       149,625       --           --         --            149,625     --         --
Peregrine Energy Ltd                    33,750       --           --         --             33,750     --         --
Petrobank Energy & Resources            90,000       --           --         --             90,000     --         --
Pacific NorthWest Capital  Corp.        89,775       --           --         --             89,775     --         --
PHH Corp                                23,930       --           --         --             23,930     --         --
Pricesmart Inc.                         88,200       --           --         --             88,200     --         --
Pricesmart Inc.                        106,492       --           --         --            106,492     --         --
Prospec Resources Ltd                   45,000       --           --         --             45,000     --         --
Queenstake Resources Ltd               257,840       --           --         --            257,840     --         --
Read Rite Corp                         713,025       --           --         --            713,025     --         --
Regency Affiliates Inc                     900       --           --         --                900     --         --
St. Andrews Goldfields Ltd.            562,500       --           --         --            562,500     --         --
Sasol Ltd                               11,250       --           --         --             11,250     --         --
Scpie Holding Inc                      272,295       --           --         --            272,295     --         --
Shore Gold Inc                          22,500       --           --         --             22,500     --         --
Silk Road Resources                     36,000       --           --         --             36,000     --         --
Silk Road Resources                     72,000       --           --         --             72,000     --         --
Simon Worldwide Inc.                   135,000       --           --         --            135,000     --         --
Stone & Webster                         54,328       --           --         --             54,328     --         --
Streettracks Gold Trust                 18,000       --           --         --             18,000     --         --
Tahera Ltd.                             58,050       --           --         --             58,050     --         --
Tata Motors Ltd                         11,250       --           --         --             11,250     --         --
Tengasco Inc                         2,445,160       --           --         --          2,445,160     --         --
Terra Nova Gold Corp                    18,900       --           --         --             18,900     --         --
Thunder Energy                          26,270       --           --         --             26,270     --         --
Touch America Holdings                 877,546       --           --         --            877,546     --         --
Track Data Corp                         14,013       --           --         --             14,013     --         --
Transglobe Energy                       11,250       --           --         --             11,250     --         --
Trinity Plumas Capital Corp            163,530       --           --         --            163,530     --         --
Troy Group Inc                           5,700       --           --         --              5,700     --         --
Tusk Energy Corp                       337,475       --           --         --            337,475     --         --
TXU Europe Capital I                    79,055       --           --         --             79,055     --         --
Veteran Resouces Inc                   165,870       --           --         --            165,870     --         --
West Energy Ltd                        241,180       --           --         --            241,180     --         --

                              ** TABLE COMPLETE **

                                       6